NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2011
Notes Payable
Notes payable
Notes payable consisted of the following:
	December 31, 2011	December 31, 2010
Notes payable to companies, unsecured, interest at 10%, due on demand.	232,000	12,000
Notes payable to an individual, unsecured, interest at 12%, due on demand.	—	15,000
Total notes payable	232,000	27,000
Less: current portion	(232,000)	(27,000)
Long-term notes payable	$—	$—

Note maturities
Maturities of notes payable are as follows:
Year Ending December 31,	Amount
2012	$232,000
Total	$232,000